UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09347

Columbia Funds Master Investment Trust, LLC
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

August 31, 2012

Columbia International Value Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia International Value Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia International Value Fund

Table of Contents

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Columbia International Value Master Portfolio	22
Portfolio of Investments	23
Financial Statements	30
Financial Highlights	33
Notes to Financial Statements	34
Approval of Investment Management Services and Subadvisory Agreements	39
Important Information About This Report	45

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia International Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia International Value Fund (the Fund) Class A shares returned -6.21% (excluding sales charges) for the six months ended August 31, 2012.

>  The Fund's return underperformed its benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (Net), which returned -4.38% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/27/95
Excluding sales charges		-6.21	-1.81	-5.65	6.83
Including sales charges		-11.59	-7.43	-6.76	6.21
Class B	05/22/98
Excluding sales charges		-6.56	-2.58	-6.34	6.04
Including sales charges		-11.23	-7.30	-6.60	6.04
Class C	06/15/98
Excluding sales charges		-6.50	-2.51	-6.35	6.04
Including sales charges		-7.44	-3.45	-6.35	6.04
Class I*	09/27/10	-6.02	-5.04	-6.21	6.52
Class R*	09/27/10	-6.32	-2.18	-5.94	6.52
Class Z	12/27/95	-6.11	-1.59	-5.43	7.09
MSCI EAFE Value Index (Net)		-4.38	0.07	-6.12	6.68

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by Morgan Stanley Capital International, Inc. (MSCI) as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012

Columbia International Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2012)
Total SA	3.2
GDF Suez	3.1
ENI SpA	3.1
Nippon Telegraph & Telephone Corp.	2.8
Sanofi	2.5
Carrefour SA	2.5
AstraZeneca PLC	2.4
Deutsche Telekom AG, Registered Shares	2.3
Telecom Italia SpA, Savings Shares	2.3
BP PLC	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled Master Portfolio's "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2012)
Brazil	5.1
France	15.8
Germany	3.7
Ireland	2.2
Italy	7.0
Japan	25.7
Mexico	2.8
Netherlands	6.9
Portugal	0.9
Russian Federation	1.5
South Korea	2.8
Spain	0.8
Sweden	1.0
Switzerland	5.4
United Kingdom	17.4
United States(a)	1.0
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Master Portfolio's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

The Fund is a feeder fund that invests all or substantially all of its assets in a master portfolio. Holdings information referenced in this section is that of the Master Portfolio.

Portfolio Management

Brandes Investment Partners, L.P.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012

Columbia International Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	937.90	1,018.15	6.84	7.12	1.40
Class B	1,000.00	1,000.00	934.40	1,014.37	10.48	10.92	2.15
Class C	1,000.00	1,000.00	935.00	1,014.37	10.49	10.92	2.15
Class I	1,000.00	1,000.00	939.80	1,020.16	4.89	5.09	1.00
Class R	1,000.00	1,000.00	936.80	1,016.64	8.30	8.64	1.70
Class Z	1,000.00	1,000.00	938.90	1,019.41	5.62	5.85	1.15

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012

Columbia International Value Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

Investment Company 100.0%

Value ($)
Investment in Columbia Funds Master Investment Trust LLC, Columbia International Value Master Portfolio(a)	1,072,607,920
Total Investments	1,072,607,920
Other Assets & Liabilities, Net	(104,810)
Net Assets	1,072,503,110

Notes to Portfolio of Investments:

(a)  The financial statements of Columbia International Value Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with Columbia International Value Fund's financial statements.

Columbia International Value Fund invests only in Columbia International Value Master Portfolio (the Master Portfolio). At August 31, 2012, Columbia International Value Fund owned 92.2% of the Master Portfolio. Columbia International Value Master Portfolio was invested in the following industries at August 31, 2012.

Summary of Investments in Securities by Industry (%) (at August 31, 2012)
Automobiles	3.4
Capital Markets	1.6
Chemicals	1.1
Commercial Banks	7.8
Commercial Services & Supplies	0.8
Communications Equipment	1.0
Construction Materials	3.3
Diversified Telecommunication Services	12.2
Electric Utilities	1.7
Electronic Equipment, Instruments & Components	4.0
Food & Staples Retailing	8.3
Food Products	2.0
Household Durables	0.6
Insurance	7.5
Media	1.3
Metals & Mining	1.3
Multiline Retail	1.7
Multi-Utilities	3.0
Office Electronics	1.5
Oil, Gas & Consumable Fuels	11.5
Pharmaceuticals	14.0
Semiconductors & Semiconductor Equipment	1.9
Specialty Retail	1.2
Tobacco	0.9
Wireless Telecommunication Services	4.8
Total	98.4

Percentages indicated are based upon the Master Portfolio's net assets. The Master Portfolio's portfolio composition is subject to change.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value
Columbia International Value Master Portfolio (identified cost $1,338,502,000)	$1,072,607,920
Receivable from Master Portfolio	64,485
Receivable for:
Capital shares sold	1,447,625
Expense reimbursement due from Investment Manager	2,583
Prepaid expenses	7,760
Total assets	1,074,130,373
Liabilities
Due to custodian	64,485
Payable for:
Capital shares purchased	1,269,885
Distribution and service fees	2,124
Transfer agent fees	208,254
Administration fees	4,953
Compensation of board members	61,973
Other expenses	15,589
Total liabilities	1,627,263
Net assets applicable to outstanding capital stock	$1,072,503,110
Represented by
Paid-in capital	$1,735,961,442
Undistributed net investment income	20,715,334
Accumulated net realized loss	(418,279,586)
Unrealized appreciation (depreciation) on:
Investments	(265,894,080)
Total — representing net assets applicable to outstanding capital stock	$1,072,503,110

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$195,900,209
Shares outstanding	15,928,807
Net asset value per share	$12.30
Maximum offering price per share(a)	$13.05
Class B
Net assets	$629,886
Shares outstanding	53,180
Net asset value per share	$11.84
Class C
Net assets	$28,336,375
Shares outstanding	2,400,184
Net asset value per share	$11.81
Class I
Net assets	$2,148
Shares outstanding	179
Net asset value per share(b)	$11.97
Class R
Net assets	$28,831
Shares outstanding	2,344
Net asset value per share	$12.30
Class Z
Net assets	$847,605,661
Shares outstanding	68,167,975
Net asset value per share	$12.43

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Fund

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income allocated from Master Portfolio:
Dividends — unaffiliated issuers	$34,917,969
Dividends — affiliated issuers	12,099
Interest	71,812
Income from securities lending — net	1,053,791
Foreign taxes withheld	(3,908,887)
Expenses allocated from Master Portfolio(a)	(4,901,407)
Total income	27,245,377
Expenses:
Distribution fees
Class B	2,570
Class C	115,226
Class R	40
Service fees
Class B	857
Class C	38,409
Distribution and service fees — Class A	254,361
Transfer agent fees
Class A	198,726
Class B	668
Class C	29,990
Class R	16
Class Z	831,743
Administration fees	923,098
Compensation of board members	2,520
Custodian fees	466
Printing and postage fees	161,718
Registration fees	81,014
Professional fees	4,709
Other	24,002
Total expenses	2,670,133
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(892,717)
Expense reductions	(1,120)
Total net expenses	1,776,296
Net investment income	25,469,081
Realized and unrealized gain (loss) — net
Net realized gain (loss) allocated from Master Portfolio on:
Investments	(28,553,015)
Foreign currency translations	(80,493)
Net realized loss	(28,633,508)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolio on:
Investments	(69,113,101)
Net change in unrealized appreciation (depreciation)	(69,113,101)
Net realized and unrealized loss	(97,746,609)
Net decrease in net assets from operations	$(72,277,528)

(a) Net expenses allocated from Master Portfolio include the Fund's pro-rata portion of the Master Portfiolio's investment management fees, administration fees, compensation of board members, custodian fees and other expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Operations
Net investment income	$25,469,081	$40,306,342
Net realized loss allocated from Master Portfolio	(28,633,508)	(101,422,275)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolio	(69,113,101)	(107,890,152)
Net decrease in net assets resulting from operations	(72,277,528)	(169,006,085)
Distributions to shareholders
Net investment income
Class A	(372,378)	(8,774,790)
Class B	(414)	(27,711)
Class C	(19,603)	(1,145,212)
Class I	(5)	(33,455)
Class R	(49)	(82)
Class Z	(1,916,161)	(36,299,996)
Total distributions to shareholders	(2,308,610)	(46,281,246)
Increase (decrease) in net assets from capital stock activity	(39,161,864)	(337,926,958)
Proceeds from regulatory settlements (Note 5)	—	81,090
Total decrease in net assets	(113,748,002)	(553,133,199)
Net assets at beginning of period	1,186,251,112	1,739,384,311
Net assets at end of period	$1,072,503,110	$1,186,251,112
Undistributed (excess of distributions over) net investment income	$20,715,334	$(2,445,137)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,351,985	16,453,049	3,807,023	51,147,403
Distributions reinvested	22,097	259,644	500,111	6,030,999
Redemptions	(2,631,550)	(31,919,156)	(11,441,576)	(156,058,831)
Net decrease	(1,257,468)	(15,206,463)	(7,134,442)	(98,880,429)
Class B shares
Subscriptions	3,744	43,669	15,890	209,769
Distributions reinvested	30	340	1,770	20,511
Redemptions(a)	(14,244)	(168,047)	(52,388)	(673,782)
Net decrease	(10,470)	(124,038)	(34,728)	(443,502)
Class C shares
Subscriptions	47,810	551,546	249,459	3,293,863
Distributions reinvested	1,160	13,106	65,034	752,044
Redemptions	(410,439)	(4,786,380)	(1,521,712)	(19,861,019)
Net decrease	(361,469)	(4,221,728)	(1,207,219)	(15,815,112)
Class I shares
Subscriptions	—	—	29,397	431,921
Distributions reinvested	—	—	2,341	33,356
Redemptions	—	—	(2,291,500)	(33,085,036)
Net decrease	—	—	(2,259,762)	(32,619,759)
Class R shares
Subscriptions	2,300	26,351	411	4,831
Distributions reinvested	4	46	—	—
Redemptions	(552)	(6,544)	—	—
Net increase	1,752	19,853	411	4,831
Class Z shares
Subscriptions	8,967,303	109,072,502	20,014,598	273,478,830
Distributions reinvested	129,762	1,540,277	2,074,910	25,186,240
Redemptions	(10,624,336)	(130,242,267)	(36,032,727)	(488,838,057)
Net decrease	(1,527,271)	(19,629,488)	(13,943,219)	(190,172,987)
Total net decrease	(3,154,926)	(39,161,864)	(24,578,959)	(337,926,958)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008(a)		2007
Per share data
Net asset value, beginning of period	$13.14		$15.12		$13.48		$9.40		$18.95		$26.02		$24.97
Income from investment operations:
Net investment income	0.28		0.39		0.22		0.33	(b)	0.52		0.65		0.29
Net realized and unrealized gain (loss)	(1.10)		(1.88)		1.81		3.96		(7.83)		(1.95)		4.34
Total from investment operations	(0.82)		(1.49)		2.03		4.29		(7.31)		(1.30)		4.63
Less distributions to shareholders:
Net investment income	(0.02)		(0.49)		(0.39)		(0.21)		(0.53)		(0.68)		(0.34)
Net realized gains	—		—		—		—		(1.70)		(5.09)		(3.24)
Tax return of capital	—		—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.02)		(0.49)		(0.39)		(0.21)		(2.24)		(5.77)		(3.58)
Proceeds from regulatory settlements	—		0.00	(c)	0.00	(c)	0.00	(c)	—		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$12.30		$13.14		$15.12		$13.48		$9.40		$18.95		$26.02
Total return	(6.21%)		(9.51%)		15.47%		45.57%		(42.59%)		(7.28%)		20.46%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.56	%(d)	1.53	%(e)	1.48	%(e)	1.42	%(e)	1.38	%(e)	1.32	%(d)(e)	1.30	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.40	%(d)(g)	1.41	%(e)(g)	1.48	%(e)(g)	1.42	%(e)(g)	1.38	%(e)(g)	1.32	%(d)(e)(g)	1.30	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.56	%(d)	1.53%		1.48%		1.42%		1.38%		1.32	%(d)	1.30%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.40	%(d)(g)	1.41	%(g)	1.48	%(g)	1.42	%(g)	1.38	%(g)	1.32	%(d)(g)	1.30	%(g)
Net investment income	4.52	%(d)(g)	2.87	%(g)	1.61	%(g)	2.56	%(g)	3.31	%(g)	2.71	%(d)(g)	1.15	%(g)
Supplemental data
Net assets, end of period (in thousands)	$195,900		$225,747		$367,847		$380,578		$241,097		$868,942		$1,073,616

Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008(a)		2007
Per share data
Net asset value, beginning of period	$12.68		$14.61		$13.02		$9.09		$18.39		$25.43		$24.54
Income from investment operations:
Net investment income	0.23		0.27		0.21		0.24	(b)	0.37		0.49		0.11
Net realized and unrealized gain (loss)	(1.06)		(1.81)		1.67		3.82		(7.53)		(1.91)		4.22
Total from investment operations	(0.83)		(1.54)		1.88		4.06		(7.16)		(1.42)		4.33
Less distributions to shareholders:
Net investment income	(0.01)		(0.39)		(0.29)		(0.13)		(0.43)		(0.53)		(0.20)
Net realized gains	—		—		—		—		(1.70)		(5.09)		(3.24)
Tax return of capital	—		—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.01)		(0.39)		(0.29)		(0.13)		(2.14)		(5.62)		(3.44)
Proceeds from regulatory settlements	—		0.00	(c)	0.00	(c)	0.00	(c)	—		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$11.84		$12.68		$14.61		$13.02		$9.09		$18.39		$25.43
Total return	(6.56%)		(10.28%)		14.75%		44.61%		(43.01%)		(7.90%)		19.51%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.31	%(d)	2.27	%(e)	2.23	%(e)	2.17	%(e)	2.13	%(e)	2.07	%(d)(e)	2.05	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	2.15	%(d)(g)	2.16	%(e)(g)	2.23	%(e)(g)	2.17	%(e)(g)	2.13	%(e)(g)	2.07	%(d)(e)(g)	2.05	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.31	%(d)	2.27%		2.23%		2.17%		2.13%		2.07	%(d)	2.05%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	2.15	%(d)(g)	2.16	%(g)	2.23	%(g)	2.17	%(g)	2.13	%(g)	2.07	%(d)(g)	2.05	%(g)
Net investment income	3.82	%(d)(g)	2.05	%(g)	1.62	%(g)	1.95	%(g)	2.43	%(g)	2.10	%(d)(g)	0.45	%(g)
Supplemental data
Net assets, end of period (in thousands)	$630		$807		$1,437		$8,476		$18,743		$65,705		$110,726

Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008(a)		2007
Per share data
Net asset value, beginning of period	$12.64		$14.56		$12.99		$9.08		$18.37		$25.40		$24.52
Income from investment operations:
Net investment income	0.23		0.27		0.12		0.22	(b)	0.34		0.46		0.10
Net realized and unrealized gain (loss)	(1.05)		(1.80)		1.74		3.82		(7.49)		(1.87)		4.22
Total from investment operations	(0.82)		(1.53)		1.86		4.04		(7.15)		(1.41)		4.32
Less distributions to shareholders:
Net investment income	(0.01)		(0.39)		(0.29)		(0.13)		(0.43)		(0.53)		(0.20)
Net realized gains	—		—		—		—		(1.70)		(5.09)		(3.24)
Tax return of capital	—		—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.01)		(0.39)		(0.29)		(0.13)		(2.14)		(5.62)		(3.44)
Proceeds from regulatory settlements	—		0.00	(c)	0.00	(c)	0.00	(c)	—		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$11.81		$12.64		$14.56		$12.99		$9.08		$18.37		$25.40
Total return	(6.50%)		(10.24%)		14.62%		44.44%		(43.00%)		(7.86%)		19.48%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.31	%(d)	2.28	%(e)	2.23	%(e)	2.17	%(e)	2.13	%(e)	2.07	%(d)(e)	2.05	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	2.15	%(d)(g)	2.16	%(e)(g)	2.23	%(e)(g)	2.17	%(e)(g)	2.13	%(e)(g)	2.07	%(d)(e)(g)	2.05	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.31	%(d)	2.28%		2.23%		2.17%		2.13%		2.07	%(d)	2.05%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	2.15	%(d)(g)	2.16	%(g)	2.23	%(g)	2.17	%(g)	2.13	%(g)	2.07	%(d)(g)	2.05	%(g)
Net investment income	3.81	%(d)(g)	2.10	%(g)	0.89	%(g)	1.81	%(g)	2.28	%(g)	1.99	%(d)(g)	0.42	%(g)
Supplemental data
Net assets, end of period (in thousands)	$28,336		$34,910		$57,793		$63,914		$49,750		$127,020		$170,731

Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$12.77		$15.27		$13.93
Income from investment operations:
Net investment income (loss)	0.29		0.70		(0.00	)(b)
Net realized and unrealized gain (loss)	(1.06)		(2.65)		1.67
Total from investment operations	(0.77)		(1.95)		1.67
Less distributions to shareholders:
Net investment income	(0.03)		(0.55)		(0.33)
Total distributions to shareholders	(0.03)		(0.55)		(0.33)
Proceeds from regulatory settlements	—		0.00	(b)	0.00	(b)
Net asset value, end of period	$11.97		$12.77		$15.27
Total return	(6.02%)		(12.47%)		12.22%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.12	%(c)	1.06	%(d)	1.07	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.00	%(c)(f)	1.06	%(d)(f)	1.07	%(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.12	%(c)	1.06%		1.07	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.00	%(c)(f)	1.06	%(f)	1.07	%(c)(f)
Net investment income (loss)	4.87	%(c)(f)	4.77	%(f)	(0.05	%)(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$34,506

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Fund

Financial Highlights (continued)

Class R	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$13.15		$15.15		$13.78
Income from investment operations:
Net investment income	0.12		0.25		0.02
Net realized and unrealized gain (loss)	(0.95)		(1.79)		1.60
Total from investment operations	(0.83)		(1.54)		1.62
Less distributions to shareholders:
Net investment income	(0.02)		(0.46)		(0.25)
Total distributions to shareholders	(0.02)		(0.46)		(0.25)
Proceeds from regulatory settlements	—		0.00	(b)	0.00	(b)
Net asset value, end of period	$12.30		$13.15		$15.15
Total return	(6.32%)		(9.90%)		11.92%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.85	%(c)	1.86	%(d)	1.77	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.70	%(c)(f)	1.64	%(d)(f)	1.77	%(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.85	%(c)	1.86%		1.77	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.70	%(c)(f)	1.64	%(f)	1.77	%(c)(f)
Net investment income	2.06	%(c)(f)	1.94	%(f)	0.40	%(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$29		$8		$3

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008(a)		2007
Per share data
Net asset value, beginning of period	$13.27		$15.28		$13.62		$9.49		$19.10		$26.17		$25.09
Income from investment operations:
Net investment income	0.29		0.42		0.26		0.36	(b)	0.50		0.73		0.36
Net realized and unrealized gain (loss)	(1.10)		(1.90)		1.83		4.01		(7.83)		(1.98)		4.35
Total from investment operations	(0.81)		(1.48)		2.09		4.37		(7.33)		(1.25)		4.71
Less distributions to shareholders:
Net investment income	(0.03)		(0.53)		(0.43)		(0.24)		(0.57)		(0.73)		(0.39)
Net realized gains	—		—		—		—		(1.70)		(5.09)		(3.24)
Tax return of capital	—		—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.03)		(0.53)		(0.43)		(0.24)		(2.28)		(5.82)		(3.63)
Proceeds from regulatory settlements	—		0.00	(c)	0.00	(c)	0.00	(c)	—		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$12.43		$13.27		$15.28		$13.62		$9.49		$19.10		$26.17
Total return	(6.11%)		(9.35%)		15.74%		45.94%		(42.41%)		(7.05%)		20.70%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.32	%(d)	1.27	%(e)	1.23	%(e)	1.17	%(e)	1.13	%(e)	1.07	%(d)(e)	1.05	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.15	%(d)(g)	1.16	%(e)(g)	1.23	%(e)(g)	1.17	%(e)(g)	1.13	%(e)(g)	1.07	%(d)(e)(g)	1.05	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.32	%(d)	1.27%		1.23%		1.17%		1.13%		1.07	%(d)	1.05%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.15	%(d)(g)	1.16	%(g)	1.23	%(g)	1.17	%(g)	1.13	%(g)	1.07	%(d)(g)	1.05	%(g)
Net investment income	4.75	%(d)(g)	3.09	%(g)	1.85	%(g)	2.76	%(g)	3.20	%(g)	3.04	%(d)(g)	1.43	%(g)
Supplemental data
Net assets, end of period (in thousands)	$847,606		$924,777		$1,277,799		$1,187,812		$844,122		$1,886,808		$2,651,855

Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia International Value Fund (the Feeder Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The value of the Feeder Fund's investment in Columbia International Value Master Portfolio (the Master Portfolio) included in the Statement of Assets and Liabilities reflects the Feeder Fund's proportionate amount of beneficial interests in the net assets of the Master Portfolio, which is equal to 92.2% at August 31, 2012. The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Another fund that is managed by the Investment Manager, not registered under the 1940 Act, and whose financial statements are not presented here, also invests in the Master Portfolio.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Feeder Fund offers Class A, Class B, Class C, Class I, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Feeder Fund no longer accepts investments by new or existing investors in the Feeder Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Feeder Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Feeder Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Feeder Fund in the preparation of its financial statements.

Security Valuation

The Feeder Fund invests all or substantially all of its assets in the Master Portfolio. See the Notes to Financial Statements for the Master Portfolio included elsewhere in this report for the Master Portfolio's valuation policies.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Feeder Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific

Semiannual Report 2012

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

identification method for both financial statement and federal income tax purposes.

Expenses

General expenses of the Trust are allocated to the Feeder Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Feeder Fund are charged to the Feeder Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Feeder Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

The Feeder Fund records its proportionate share of investment income, realized and unrealized gains (losses) and expenses reported by the Master Portfolio on a daily basis. The investment income, realized and unrealized gains (losses) and expenses are allocated daily to investors of the Master Portfolio based upon the relative value of their investment in the Master Portfolio.

Federal Income Tax Status

The Feeder Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Feeder Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Feeder Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Feeder Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Feeder Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Feeder Fund level, based on statutory rates. The Feeder Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Feeder Fund. In addition, certain of the Feeder Fund's contracts with its service providers contain general indemnification clauses. The Feeder Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Feeder Fund cannot be determined, and the Feeder Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The Feeder Fund indirectly pays for investment management and

Semiannual Report 2012

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

subadvisory services and a portion of the administrative services through its investment in the Master Portfolio (see Notes to Financial Statements of the Master Portfolio).

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Feeder Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.17% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Feeder Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Feeder Fund and Board expenses is facilitated by a company providing limited administrative services to the Feeder Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $1,920.

Compensation of Board Members

Board members are compensated for their services to the Feeder Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Feeder Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Feeder Fund's liability for these amounts is adjusted for market value changes and remains in the Feeder Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Feeder Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Feeder Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Feeder Fund that is a percentage of the average aggregate value of the Feeder Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Feeder Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2012, the Feeder Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.20
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Feeder Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $1,120.

Distribution and Service Fees

The Feeder Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Feeder Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Feeder Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Feeder Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Feeder Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively.

Semiannual Report 2012

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Feeder Fund shares were $38,226 for Class A, $214 for Class B and $646 for Class C shares for the six months ended August 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Feeder Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Feeder Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.46%
Class B	2.21
Class C	2.21
Class I	1.07
Class R	1.71
Class Z	1.21

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Feeder Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Feeder Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.37%
Class B	2.12
Class C	2.12
Class I	0.97
Class R	1.62
Class Z	1.12

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Feeder Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

The following capital loss carryforward, determined as of February 29, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	185,725,377
2019	68,376,538
Unlimited long-term	80,594,079
Total	334,695,994

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Feeder Fund has elected to treat post-October capital losses of $51,269,575 at February 29, 2012 as arising on March 1, 2012.

Management of the Feeder Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Feeder Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Regulatory Settlements

During the year ended February 29, 2012, the Feeder Fund received $81,090 as a result of a regulatory settlement proceeding brought by the Securities and Exchange

Semiannual Report 2012

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Feeder Fund's portion of the proceeds from the settlement (the Feeder Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 6. Shareholder Concentration

At August 31, 2012, three unaffiliated shareholder accounts owned 63.6% of the outstanding shares of the Feeder Fund. The Feeder Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Feeder Fund.

Note 7. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012

Columbia Funds Master Investment Trust, LLC

Columbia International Value Master Portfolio Semiannual Report (Unaudited)

August 31, 2012

The following pages should be read in conjunction with Columbia International Value Fund's Semiannual Report.

Columbia International Value Master Portfolio

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.4%

Issuer	Shares	Value ($)
Brazil 5.1%
Banco Santander Brasil SA, ADR	1,038,900	7,874,862
Centrais Eletricas Brasileiras SA, ADR(a)	1,727,040	11,225,760
Oi SA (Preference), ADR(a)	1,118,577	4,161,106
Petroleo Brasileiro SA, ADR	879,743	18,105,111
Telefonica Brasil SA, ADR	353,756	7,559,766
Tim Participacoes SA, ADR(a)	528,570	10,312,401
Total		59,239,006
France 15.7%
Carrefour SA	1,356,092	28,425,364
France Telecom SA	1,838,170	25,420,991
GDF Suez	1,433,519	35,295,293
Natixis	2,404,246	6,571,283
Renault SA	125,200	5,852,616
Sanofi	348,286	28,496,721
STMicroelectronics NV	2,682,400	15,914,793
Total SA	739,781	36,945,363
Total		182,922,424
Germany 3.7%
Daimler AG, Registered Shares	230,527	11,308,317
Deutsche Bank AG, Registered Shares	160,195	5,697,222
Deutsche Telekom AG, Registered Shares(a)	2,207,800	26,339,567
Total		43,345,106
Ireland 2.2%
CRH PLC	1,461,541	25,713,460
Italy 6.9%
ENI SpA	1,592,087	35,284,524
Intesa Sanpaolo SpA	10,191,238	16,023,173
Italcementi SpA, Savings Shares	890,500	2,128,135
Telecom Italia SpA	1,120,510	1,042,939
Telecom Italia SpA, Savings Shares	32,972,210	26,106,903
Total		80,585,674
Japan 25.6%
Astellas Pharma, Inc.(a)	475,000	23,259,123
Canon, Inc.	507,300	16,909,457
Dai Nippon Printing Co., Ltd.	1,240,000	8,833,019

Common Stocks (continued)

Issuer	Shares	Value ($)
Daiichi Sankyo Co., Ltd.	852,600	14,118,696
FUJIFILM Holdings Corp.(a)	890,505	14,854,975
Japan Tobacco, Inc.	363,300	11,015,703
Mitsubishi UFJ Financial Group, Inc.(a)	3,437,231	15,712,264
MS&AD Insurance Group Holdings, Inc.	864,200	13,710,239
Nippon Telegraph & Telephone Corp.	681,700	31,609,424
NKSJ Holdings, Inc.	597,250	10,827,648
Ono Pharmaceutical Co., Ltd.(a)	262,800	16,356,858
Rohm Co., Ltd.	191,400	6,282,521
Seven & I Holdings Co., Ltd.(a)	343,100	10,439,974
Sony Corp.(a)	609,900	6,908,404
Sumitomo Mitsui Financial Group, Inc.	441,442	13,749,085
Sumitomo Mitsui Trust Holdings, Inc.	1,436,000	4,026,424
Taisho Pharmaceutical Holdings Co., Ltd.(a)	100,999	8,172,740
Takeda Pharmaceutical Co., Ltd.(a)	499,800	23,497,356
TDK Corp.	185,000	7,091,641
Tokio Marine Holdings, Inc.	714,900	17,261,103
Toyota Motor Corp.	575,000	22,864,934
Total		297,501,588
Mexico 2.8%
America Movil SAB de CV, Class L, ADR(a)	823,600	21,075,924
Cemex SAB de CV, ADR(a)(b)	1,469,095	10,974,140
Total		32,050,064
Netherlands 6.8%
Aegon NV(b)	4,017,519	20,632,359
Akzo Nobel NV	218,454	12,590,027
Koninklijke Ahold NV	1,736,532	21,470,783
Unilever NV-CVA	678,849	23,677,433
Wolters Kluwer NV	60,000	1,079,192
Total		79,449,794
Portugal 0.9%
Portugal Telecom SGPS SA, Registered Shares(a)	2,106,976	10,282,598
Russian Federation 1.5%
Lukoil OAO, ADR	297,500	16,969,400

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
South Korea 2.8%
Korea Electric Power Corp., ADR(a)(b)	753,150	8,066,237
POSCO	48,251	15,708,497
SK Telecom Co., Ltd.	66,477	8,578,640
Total		32,353,374
Spain 0.8%
Telefonica SA(a)	715,796	9,039,295
Sweden 1.0%
Telefonaktiebolaget LM Ericsson, Class B	1,260,168	11,798,257
Switzerland 5.3%
Swiss Re AG	402,700	25,245,203
TE Connectivity Ltd.	695,843	24,472,798
UBS AG, Registered Shares(b)	1,110,530	12,423,233
Total		62,141,234
United Kingdom 17.3%
AstraZeneca PLC	579,085	27,001,139
Barclays PLC	4,818,407	14,020,297
BP PLC	3,722,800	26,089,310
GlaxoSmithKline PLC	965,148	21,838,285
HSBC Holdings PLC	1,411,239	12,259,621
ITV PLC	10,528,676	13,926,068
J Sainsbury PLC	3,969,329	20,647,656
Kingfisher PLC	3,103,400	13,580,843
Marks & Spencer Group PLC	3,554,280	20,193,041
Vodafone Group PLC	5,523,790	15,919,284
Wm Morrison Supermarkets PLC	3,598,665	15,999,603
Total		201,475,147
Total Common Stocks (Cost: $1,435,736,186)		1,144,866,421

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 0.164%(c)(d)	11,669,526	11,669,526
Total Money Market Funds (Cost: $11,669,526)		11,669,526

Investments of Cash Collateral Received for Securities on Loan 9.2%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Asset-Backed Commercial Paper 0.6%
Barton Capital Corporation 09/04/12	0.200%	4,999,778	4,999,778
Manhattan Asset Funding Co. LLC 09/20/12	0.210%	1,999,673	1,999,673
Total			6,999,451
Certificates of Deposit 0.9%
N.V. Bank Nederlandse Gemeenten 10/04/12	0.240%	5,000,000	5,000,000
Natixis 09/06/12	0.210%	5,000,000	5,000,000
Total			10,000,000
Commercial Paper 0.3%
PB Capital Corp. 10/29/12	0.701%	3,995,333	3,995,333
Repurchase Agreements 7.4%
Citibank NA dated 08/31/12, matures 09/04/12, repurchase price $10,000,222(e)	0.200%	10,000,000	10,000,000
Citigroup Global Markets, Inc. dated 08/31/12, matures 09/04/12, repurchase price $5,000,117(e)	0.210%	5,000,000	5,000,000
Credit Suisse Securities (USA) LLC dated 08/28/12, matures 09/04/12, repurchase price $5,000,136(e)	0.140%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 08/31/12, matures 09/04/12, repurchase price $15,000,400(e)	0.240%	15,000,000	15,000,000
Natixis Financial Products, Inc.(e) dated 08/31/12, matures 09/04/12, repurchase price $3,000,073	0.220%	3,000,000	3,000,000
repurchase price $36,000,960	0.240%	36,000,000	36,000,000
Nomura Securities dated 08/31/12, matures 09/04/12, repurchase price $5,000,128(e)	0.230%	5,000,000	5,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Societe Generale dated 08/31/12, matures 09/04/12, repurchase price $6,715,539(e)	0.180%	6,715,404	6,715,404
Total			85,715,404
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $106,710,188)			106,710,188
Total Investments (Cost: $1,554,115,900)			1,263,246,135
Other Assets & Liabilities, Net			(99,786,574)
Net Assets			1,163,459,561

At August 31, 2012, the Master Portfolio held investments in the following industries.

Summary of Investments in Securities by Industry (%) (at August 31, 2012)
Automobiles	3.4
Capital Markets	1.6
Chemicals	1.1
Commercial Banks	7.8
Commercial Services & Supplies	0.8
Communications Equipment	1.0
Construction Materials	3.3
Diversified Telecommunication Services	12.2
Electric Utilities	1.7
Electronic Equipment, Instruments & Components	4.0
Food & Staples Retailing	8.3
Food Products	2.0
Household Durables	0.6
Insurance	7.5
Media	1.3
Metals & Mining	1.3
Multiline Retail	1.7
Multi-Utilities	3.0
Office Electronics	1.5
Oil, Gas & Consumable Fuels	11.5
Pharmaceuticals	14.0
Semiconductors & Semiconductor Equipment	1.9
Specialty Retail	1.2
Tobacco	0.9
Wireless Telecommunication Services	4.8
Total	98.4

Percentages indicated are based upon the Master Portfolio's net assets. The Master Portfolio's portfolio composition is subject to change.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  At August 31, 2012, security was partially or fully on loan.

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2012.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Master Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Master Portfolio. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	47,968,082	127,498,492	(163,797,048)	—	11,669,526	13,128	11,669,526

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Master Portfolio's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citibank NA (0.200%)
Fannie Mae REMICS	4,461,388
Fannie Mae-Aces	1,175,774
Freddie Mac REMICS	3,598,646
Government National Mortgage Association	964,192
Total market value of collateral securities	10,200,000
Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	1,635,423
Fannie Mae-Aces	561,212
Freddie Mac REMICS	2,179,888
Government National Mortgage Association	723,477
Total market value of collateral securities	5,100,000
Security Description	Value ($)
Credit Suisse Securities (USA) LLC (0.140%)
United States Treasury Bill	106,335
United States Treasury Inflation Indexed Bonds	227,289
United States Treasury Note/Bond	4,766,454
Total market value of collateral securities	5,100,078

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.240%)
Freddie Mac REMICS	352,205
Ginnie Mae I Pool	12,387,390
Ginnie Mae II Pool	342,361
Government National Mortgage Association	2,218,044
Total market value of collateral securities	15,300,000
Security Description	Value ($)
Natixis Financial Products, Inc. (0.220%)
United States Treasury Bill	264,261
United States Treasury Note/Bond	2,795,814
Total market value of collateral securities	3,060,075
Security Description	Value ($)
Natixis Financial Products, Inc. (0.240%)
Fannie Mae Pool	4,326,203
Fannie Mae REMICS	11,264,442
Freddie Mac Non Gold Pool	1,226,692
Freddie Mac Reference REMIC	304
Freddie Mac REMICS	6,532,040
Ginnie Mae I Pool	34,197
Ginnie Mae II Pool	393,876
Government National Mortgage Association	12,943,225
Total market value of collateral securities	36,720,979
Security Description	Value ($)
Nomura Securities (0.230%)
Fannie Mae Pool	3,501,334
Freddie Mac Gold Pool	1,598,666
Total market value of collateral securities	5,100,000
Security Description	Value ($)
Societe Generale (0.180%)
United States Treasury Inflation Indexed Bonds	6,849,712
Total market value of collateral securities	6,849,712

Abbreviation Legend

ADR  American Depositary Receipt

REMIC(S)  Real Estate Mortgage Investment Conduit(s)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Master Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Master Portfolio's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Master Portfolio has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Master Portfolio's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Master Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Master Portfolio's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Master Portfolio's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	95,713,415	—	95,713,415
Consumer Staples	—	131,676,516	—	131,676,516
Energy	35,074,511	98,319,197	—	133,393,708
Financials	7,874,862	188,159,154	—	196,034,016
Health Care	—	162,740,918	—	162,740,918
Industrials	—	8,833,019	—	8,833,019
Information Technology	24,472,798	72,851,644	—	97,324,442
Materials	10,974,140	56,140,119	—	67,114,259
Telecommunication Services	43,109,197	154,339,641	—	197,448,838
Utilities	19,291,997	35,295,293	—	54,587,290
Total Equity Securities	140,797,505	1,004,068,916	—	1,144,866,421
Other
Money Market Funds	11,669,526	—	—	11,669,526
Investments of Cash Collateral Received for Securities on Loan	—	106,710,188	—	106,710,188
Total Other	11,669,526	106,710,188	—	118,379,714
Total	152,467,031	1,110,779,104	—	1,263,246,135

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Master Portfolio's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Master Portfolio

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,435,736,186)	$1,144,866,421
Affiliated issuers (identified cost $11,669,526)	11,669,526
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $20,994,784)	20,994,784
Repurchase agreements (identified cost $85,715,404)	85,715,404
Total investments (identified cost $1,554,115,900)	1,263,246,135
Foreign currency (identified cost $434,250)	436,123
Receivable from feeder funds	2,903
Receivable for:
Dividends	6,471,338
Interest	43,875
Reclaims	202,589
Prepaid expenses	1,940
Total assets	1,270,404,903
Liabilities
Due upon return of securities on loan	106,710,188
Payable to feeder funds	64,485
Payable for:
Investment management fees	25,754
Administration fees	1,580
Compensation of board members	64,672
Expense reimbursement due to Investment Manager	764
Other expenses	77,899
Total liabilities	106,945,342
Net assets applicable to outstanding capital stock	$1,163,459,561
*Value of securities on loan	$102,072,702

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Master Portfolio

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$37,880,147
Dividends — affiliated issuers	13,128
Interest	77,849
Income from securities lending — net	1,142,050
Foreign taxes withheld	(4,238,460)
Total income	34,874,714
Expenses:
Investment management fees	4,796,865
Administration fees	294,655
Compensation of board members	12,560
Custodian fees	69,144
Professional fees	30,833
Foreign transaction tax	271,266
Other	9,063
Total expenses	5,484,386
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(166,077)
Total net expenses	5,318,309
Net investment income	29,556,405
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(32,928,669)
Foreign currency translations	(135,861)
Net realized loss	(33,064,530)
Net change in unrealized appreciation (depreciation) on:
Investments	(73,213,373)
Foreign currency translations	9,510
Net change in unrealized appreciation (depreciation)	(73,203,863)
Net realized and unrealized loss	(106,268,393)
Net decrease in net assets from operations	$(76,711,988)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Master Portfolio

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Operations
Net investment income	$29,556,405	$50,576,529
Net realized loss	(33,064,530)	(114,304,604)
Net change in unrealized appreciation (depreciation)	(73,203,863)	(120,829,715)
Net decrease in net assets resulting from operations	(76,711,988)	(184,557,790)
Contributions and withdrawals
Contributions	63,552,113	278,469,573
Withdrawals	(114,053,427)	(781,643,335)
Net contributions (withdrawals)	(50,501,314)	(503,173,762)
Total decrease in net assets	(127,213,302)	(687,731,552)
Net assets at beginning of period	1,290,672,863	1,978,404,415
Net assets at end of period	$1,163,459,561	$1,290,672,863

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Master Portfolio

Financial Highlights

The following table shows certain financial information for evaluating the Portfolio's results. Total returns are not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
	(Unaudited)		2012		2011		2010		2009		2008(a)		2007
Total return	(5.86%)		(9.07%)		16.11%		46.24%		(42.12%)		(6.79%)		20.95%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.93	%(c)	0.88	%(d)	0.86	%(d)	0.87	%(d)	0.84	%(d)	0.81	%(c)(d)	0.80	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.90	%(c)	0.88	%(d)	0.86	%(d)(f)	0.87	%(d)(f)	0.84	%(d)(f)	0.81	%(c)(d)(f)	0.80	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.93	%(c)	0.88%		0.86%		0.87%		0.84%		0.81	%(c)	0.80%
Net expenses after fees waiver or expenses reimbursed (excluding interest expense)(e)	0.90	%(c)	0.88%		0.86	%(f)	0.87	%(f)	0.84	%(f)	0.81	%(c)(f)	0.80	%(f)
Net investment income	5.00	%(c)	3.41%		2.21	%(f)	3.08	%(f)	3.58	%(f)	3.27	%(c)(f)	1.66	%(f)
Supplemental data
Portfolio turnover	9%		16%		7%		22%		5%		24%		19%

Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Master Portfolio's fiscal year end was changed from March 31 to February 29.

(b)  In addition to the fees and expenses which the Master Portfolio bears directly, the Master Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia International Value Master Portfolio

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust, LLC (the Master Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Information presented in these financial statements pertains to Columbia International Value Master Portfolio (the Master Portfolio).

The following investors were invested in the Master Portfolio at August 31, 2012:

Columbia International Value Fund (the Feeder Fund)	92.2%
Columbia Management Private Funds VII, LLC — International Value Fund	7.8

The Master Portfolio serves as a master portfolio for the Columbia International Value Fund which operates as a feeder fund in a master/feeder structure.

Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains (losses) of the Master Portfolio.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Master Portfolio in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains

Semiannual Report 2012

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

(losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Master Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Master Portfolio may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Master Portfolio, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolio seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost if the Master Portfolio still owns the applicable securities on the payment date. If the Master Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.

Federal Income Tax Status

The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio's assets, income and distributions will be managed in such a way that the Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

Foreign Taxes

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Master Portfolio level, based on statutory rates. The Master Portfolio accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Guarantees and Indemnifications

Under the Master Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Master Trust or its Master Portfolio. In addition, certain of the Master Portfolio's contracts with its service providers contain general indemnification clauses. The Master Portfolio's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Master Portfolio cannot be determined, and the Master Portfolio has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date

Semiannual Report 2012

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Master Portfolio's average daily net assets that declines from 0.85% to 0.66% as the Master Portfolio's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2012 was 0.81% of the Master Portfolio's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Brandes Investment Partners, L.P. (Brandes), the subadviser of the Master Portfolio. The Investment Manager compensates Brandes to manage the investments of the Master Portfolio's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Master Portfolio Administrator. The Master Portfolio pays the Master Portfolio Administrator an annual fee for administration and accounting services equal to 0.05% of the Master Portfolio's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Master Portfolio or the Board, including: Master Portfolio boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Master Portfolio and Board expenses is facilitated by a company providing limited administrative services to the Master Portfolio and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $480.

Compensation of Board Members

Board members are compensated for their services to the Master Portfolio as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board

members who are not "interested persons" of the Master Portfolio, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Master Portfolio's liability for these amounts is adjusted for market value changes and remains in the Master Portfolio until distributed in accordance with the Plan.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse certain expenses (excluding certain fees and expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Master Portfolio's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Master Portfolio's custodian, do not exceed the annual rate of 0.90% of the Master Portfolio's average daily net assets. This arrangement may be modified or terminated by the Investment Manager at any time.

Note 4. Federal Tax Information

At August 31, 2012, the cost of investments for federal income tax purposes was $1,554,116,000 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$86,726,000
Unrealized depreciation	(377,596,000)
Net unrealized depreciation	$(290,870,000)

Management of the Master Portfolio has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Master Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $121,546,696 and $109,136,040, respectively, for the six months ended August 31, 2012.

Semiannual Report 2012

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Note 6. Lending of Portfolio Securities

The Master Portfolio has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Master Portfolio. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Master Portfolio into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Master Portfolio from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Master Portfolio in connection with the securities lending program. Loans are subject to termination by the Master Portfolio or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Master Portfolio receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2012 is disclosed in the Statement of Operations. The Master Portfolio continues to earn and accrue interest and dividends on the securities loaned.

At August 31, 2012, securities valued at $102,072,702 were on loan, secured by cash collateral of $106,710,188 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Affiliated Money Market Fund

The Master Portfolio may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Master Portfolio and other affiliated funds. The income earned by the Master Portfolio from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Master Portfolio indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Line of Credit

The Master Portfolio has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Master Portfolio may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Master Portfolio and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Master Portfolio also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Master Portfolio had no borrowings during the six months ended August 31, 2012.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also

Semiannual Report 2012

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012

Columbia International Value Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia International Value Fund (the Fund), a series of Columbia Funds Series Trust, and Columbia International Value Master Portfolio (Master Portfolio), a series of Columbia Funds Master Investment Trust, LLC. The Fund invests all or substantially all of its assets in the Master Portfolio. Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund, the Master Portfolio and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Brandes Investment Partners, L.P. (the Subadviser), the Subadviser has provided portfolio management and related services for the Master Portfolio.

On an annual basis, the Board of Trustees of Columbia Funds Series Trust and Columbia Funds Master Investment Trust, LLC (together, the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and investment performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board considered its analysis of various reports and presentations received by it or one of its committees detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Board noted the information it received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Board took into account its meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Board also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's and Master Portfolio's other service agreements with affiliates of Ameriprise Financial. In addition. the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Semiannual Report 2012

Columbia International Value Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Based on the foregoing, and based on other information received (both oral and written. including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund and Master Portfolio.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund and Master Portfolio continues to monitor the code and the program, and that no material issues have been reported. The Board also considered the Subadviser's investment strategy/style, including particularly as it relates to the Master Portfolio, as well as the experience of the personnel that manage the Master Portfolio. The Board also considered the financial condition of the Subadviser and its capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that, other than for the change in the subadvisory fee rate, no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the investment performance (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund and Master Portfolio. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, investment performance of the F nd and Master Portfolio, the performance of a benchmark index, the percentage ranking of among its comparison group and the net assets of the Fund and Master Portfolio. The Board observed that investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund and Master Portfolio

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment

Semiannual Report 2012

Columbia International Value Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the management and subadvisory fees were fair and reasonable in light of the extent and quality of services received.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund and Master Portfolio. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds and/or the Master Portfolio. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund and Master Portfolio grow and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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Semiannual Report 2012

Columbia International Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia International Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1685 D (10/12)

Columbia International Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1685 D (10/12)

Columbia International Value Fund

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1685 D (10/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust, LLC

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 22, 2012